Business Combinations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business Combinations
30.	BUSINESS COMBINATIONS

Acquisition of TLJ

a.	Subsidiary acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired	Cash Consideration
				NT$

TLJ	Engaged in information software services	May 3, 2016	60%	$89,998

In May 2016, the ASE’s subsidiary, ASE Test, Inc., acquired 60% shareholdings of TLJ with a total consideration determined primarily based on independent professional appraisal reports. NT$41,739 thousand out of the total consideration was paid to key management personnel and related parties.

b.	Assets acquired and liabilities assumed at the date of acquisition

NT$

Current assets	$16,645
Non-current assets	108,486
Current liabilities	(7,599)

Fair value of identifiable net assets acquired	$117,532

c.	Goodwill recognized on acquisition

NT$

Consideration transferred (paid in cash)	$89,998
Add: Non-controlling interests	42,857
Less: Fair value of identifiable net assets acquired	(117,532)

Goodwill recognized on acquisition	$15,323

The non-controlling interest recognized at the acquisition date was measured at its fair value.

The goodwill recognized mainly represents the control premium. In addition, the consideration paid for the acquisition effectively included amounts attributed to the benefits of expected revenue growth and future market development of TLJ. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The goodwill recognized on acquisition is not expected to be deductible for tax purpose.

d.	Net cash outflow on acquisition of subsidiaries

NT$

Consideration paid in cash	$89,998
Less: Cash acquired	(16,561)

$73,437

Acquisition of SPIL

a.	Subsidiaries acquired

Subsidiary	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

SPIL	Engaged in the assembly, testing and turnkey services of integrated circuits.	April 30, 2018	100%	$168,440,585	$5,502,796

As disclosed in Note 1, the Company acquired 100% shareholdings of SPIL at NT$51.2 (US$1.7) in cash per SPIL’s ordinary share in accordance with the joint share exchange agreements between ASE and SPIL.

b.	Assets acquired and liabilities assumed at the date of acquisition

	NT$	US$ (Note 4)

Assets
Cash and cash equivalents	$20,088,970	$656,288
Trade and other receivables	15,840,649	517,499
Inventories	5,693,644	186,006

	NT$	US$ (Note 4)

Property, plant and equipment	$81,985,622	$2,678,393
Intangible assets	31,354,386	1,024,318
Others	24,945,922	814,960
Liabilities
Trade and other payables	(19,755,598)	(645,396)
Borrowings and bonds payables	(24,157,174)	(789,192)
Others	(3,963,201)	(129,474)

Fair value of identifiable net assets acquired	$132,033,220	$4,313,402

c.	Goodwill recognized on acquisitions

	NT$	US$ (Note 4)

Total consideration	$168,440,585	$5,502,796
Add: Non-controlling interests	3,582,866	117,049
Less: Fair value of identifiable net assets acquired	(132,033,220)	(4,313,402)

Goodwill recognized on acquisition	$39,990,231	$1,306,443

The fair value of non-controlling interests were determined using market approach based on the valuation multiples of comparable companies and the discount rate for lack of marketability. The significant unobservable inputs is the discount rate for lack of marketability of 25%.

The goodwill recognized in the acquisition of SPIL mainly represents the control premium included in the cost of the combination. In addition, the consideration paid for the combination effectively included amounts attributed to the benefits of expected synergies, revenue growth and future market development of SPIL. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The goodwill recognized on acquisition is not expected to be deductible for tax purpose.

d.	Net cash outflow on acquisition of subsidiaries

	NT$	US$ (Note 4)

Total consideration	$168,440,585	$5,502,796
Less: Payable for consideration representing the ordinary shares originally held by ASE	(53,109,760)	(1,735,046)
Less: Cash and cash equivalent acquired	(20,088,970)	(656,288)

	$95,241,855	$3,111,462

e.	Impact of acquisitions on the results of the Group

As of December 31, 2018, the results of operations from SPIL since the acquisition date were included in the consolidated statements of comprehensive income and were as follows:

	NT$	US$ (Note 4)

Operating revenue	$61,247,727	$2,000,906
Profit	$7,627,382	$249,179

Had these business combinations been in effect at the beginning of the annual reporting period and the investments in SPIL originally accounted for using the equity method, as disclosed in Note 15, been remeasured to their fair value on January 1, 2018, the Group’s operating revenue for the year ended December 31, 2018 would have been NT$397,261,461 thousand (US$12,978,159 thousand), and profit for the year ended December 31, 2018 would have been NT$25,674,641 thousand (US$838,766 thousand), respectively. This pro forma information is for illustrative purposes only and is not necessarily an indication of the operating revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2018, nor is it intended to be a projection of future results.

In determining the pro forma operating revenue and profit of the Company had SPIL been acquired at the beginning of the current reporting period, the management:

1)	Calculated the depreciation of property, plant and equipment and the amortization of intangible assets acquired on the basis of the fair values at the initial accounting for the business combination rather than the carrying amounts recognized in the respective pre-acquisition financial statements; and

2)	Calculated borrowing costs based on the funding status, credit ratings and debt/equity ratios of the Group after the business combination.